Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Gains (losses) before income tax of cash flow hedge	$ 75,822	$ (565)
Reclassification from equity to income statement	$ (32,305)	(20,758)
Tax losses for which no deferred income tax asset recognized		4,900
Deferred tax asset carryforward		$ 19,500
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Proportion of taxable profit that can be reduced by operating loss carryforwards (maximum) (as a percent)	30.00%